UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2005

Item 1. Reports to Stockholders.

         Strategic Global
         Income Fund, Inc.
         Semiannual Report
         May 31, 2005

Strategic Global Income Fund, Inc.

July 15, 2005

Dear Shareholder,

We present you with the semiannual report for Strategic Global Income Fund, Inc. (the “Fund”) for the six months ended May 31, 2005.

Performance

For the six months ended May 31, 2005, the Fund returned 2.10% on a net asset value basis, compared with the median return of 1.82% generated by the Lipper Global Income Funds closed-end fund peer group and the 1.47% return of the Citigroup World Government Bond Index (the “Index”). On a market price basis, the Fund returned –1.13% over the six-month period, versus the market price return of –5.42% for the Lipper median. (For more on the Fund’s performance, please refer to “Performance at a Glance’’ on page 6.) Around the close of the period, the Fund’s managed distribution policy was adjusted and is described further on page 5.

Over the period, the Fund did not use leverage. Leverage magnifies returns on the upside and losses on the downside, which can lead to wider dispersions of returns within the Fund’s peer group.

Strategic Global Income Fund, Inc.

Investment Goals:
Primarily, high level of current income; secondarily, capital appreciation.

Portfolio Management:
Portfolio management team, including Uwe Schillhorn
UBS Global Asset Management (US) Inc.

Commencement:
February 3, 1992

NYSE Symbol:
SGL

An Interview with Lead Portfolio Manager Uwe Schillhorn

Q:	How would you describe the global economic environment during the fiscal year?

A:	Global economic expansion continued during the reporting period, although much of this expansion was concentrated in the US as Japan and the Eurozone (the group of countries using the euro as their common currency) continued to lag.

The US economy grew against a challenging backdrop that included energy prices that were close to historic highs, a continuation of monetary tightening by the US Federal Reserve Board (the “Fed”) and the geopolitical tensions created by the war in Iraq. Despite this, GDP growth was 3.8% in both the fourth quarter of 2004 and the first quarter of 2005. Overall, economic activity has been resilient.

Economic activity in Japan and the Eurozone was more subdued. These economies grew by only 1.3% and 1.2%, respectively, in the first quarter of 2005. It is

Strategic Global Income Fund, Inc.

expected that activity in these areas will continue at the same pace, given the Organization for Economic Cooperation and Development (OECD) projections that Japan’s economy will grow 1.5% in 2005, and the Eurozone’s 1.2%.

Q:	How did the world’s bond markets perform over the six-month reporting period?

A:	Developed bond markets, as measured by the Citigroup World Government Bond Index (or WGBI), returned 3.53% in local currency, and 3.94% on a currency hedged basis measured in US dollars. Emerging markets debt, as measured by the JP Morgan Emerging Market Bond Index—Global (EMBI—G), returned 5.86% during the same period. The EMBI—G consists of US dollar-denominated securities.

Q:	How did you position the portfolio from a duration standpoint?

A:	As the reporting period began, the Fund’s modified duration (a measure of price sensitivity to interest rate movements) was 4.0%. Since we believed that interest rates could move decisively higher as the year began, we shortened the portfolio’s duration to 3.4% in January in order to be positioned to take advantage of that rising rate environment. However, interest rate increases were subdued, so we managed through this interest rate environment by extending the portfolio’s modified duration to 4.5% by the end of May, which was still at the lower end of the portfolio’s usual 4.5 to 5% duration range.

Q:	What other strategic transactions occurred over the reporting period?

A:	In late 2004, we eliminated the Fund’s position in British bonds and increased its exposure to US bonds. We also established positions at the short end of the yield curve in Turkey and Russia, increased an existing position in Poland, and established new positions in Slovakian koruna- and Ukrainian hryvnia-denominated bonds. As Turkey moved further along in its efforts to join the European Union, our view on Turkish bonds evolved, and we reduced our holdings there, as our research indicated that the benefits of this potential historic event were already accounted for in the securities’ prices.

Q:	What was your currency strategy during the period?

A:	The Fund’s allocations to various currencies fluctuated, but at the end of May 2005, the bulk of the Fund’s holdings were in US dollars, with another significant percentage in euros, and the remainder allocated among various currencies, including the Slovakian koruna, the Mexican peso, the Malaysian ringgit, the Russian ruble and the Polish zloty. With regard to the US dollar, the weakening that was seen through the end of 2004 stopped, and the currency even regained some strength against the euro as the period closed. Elsewhere, a number of emerging market currencies found strength on the back of high commodity prices and relatively high interest rates that encouraged appreciation

Strategic Global Income Fund, Inc.

through carry trade, a strategy through which investors take advantage of “cheap” financing at the short end of the US fixed income market to fund long positions in higher-yielding assets in their home markets. Among the Asian-block currencies, expectations that China might revalue its currency led the markets toward strategic positioning in other regional currencies that could appreciate in tandem.

Q:	Which holdings or strategies generated strong results over the period?

A:	The Fund’s position in Argentine Bodens, Argentine debt created as part of the public debt restructuring efforts in the wake of their currency crisis, did well. These bonds became particularly attractive after the government’s default reduced its payment obligations, which, coupled with strong economic recovery, brought about an improvement in the government’s ability to pay these obligations. Investments in local market securities in Mexico and Brazil have also contributed to the portfolio’s performance, as they offer relatively higher yields than other, similar securities.

Q:	Were there any particular strategies that didn’t work well for the Fund?

A:	Credit events in the first five months of 2005 led to a spread widening in lower-rated securities within the portfolio. As we previously discussed, the US dollar recovered some of the ground it lost last year against the euro, and this correction in the dollar’s fortunes had a negative impact on the euro-denominated securities held in the portfolio.

Strategic Global Income Fund, Inc.

We thank you for your continued support. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

W. Douglas Beck, CFA
President
Strategic Global Income Fund, Inc.
Executive Director
UBS Global Asset Management (US) Inc.

Uwe Schillhorn, CFA
Portfolio Management Team Member
Strategic Global Income Fund, Inc.
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended May 31, 2005. The views and opinions in the letter were current as of July 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

Strategic Global Income Fund, Inc.

Information Regarding the Change to the Fund’s Managed Distribution Policy:

The Fund adopted a managed distribution policy in May 1998, which was revised effective January 2000 and again May 2005. Pursuant to the policy as in effect from January 2000 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 10% of the Fund’s net asset value, as determined as of the last trading day during the first week of that month (usually a Friday, unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distributions pursuant to the policy from 10% to 8% effective beginning with the June 2005 monthly distribution. From May 31, 1998, through January 2000, the Fund’s managed distribution was 8% of the Fund’s net asset value as determined as of the last trading day during the first week of the month. Prior to May 31, 1998, the Fund’s distributions varied based on the Fund’s net investment income and realized capital gains or losses. The Fund’s Board receives recommendations from UBS Global Asset Management (US) Inc. periodically, and no less frequently than annually will reassess the annualized percentage of net assets at which the Fund’s monthly distributions will be made. The Fund’s Board may change or terminate the managed distribution policy at any time; any such change or termination may have an adverse effect on the market price for the Fund’s shares.

To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund based on a fixed percentage of its net asset value exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes.

The actual sources of the Fund’s monthly distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. The actual amounts attributable to each of these sources will be reported to shareholders in January of each year on Form 1099-DIV.

Strategic Global Income Fund, Inc.

Performance At A Glance (unaudited)

Average Annual Returns for Periods Ended 5/31/05

Net Asset Value Returns*	6 months	1 year	5 years	10 years

Strategic Global Income Fund, Inc.	2.10%	12.70%	11.58%	9.58%

Lipper Global Income Funds Median**	1.82%	12.91%	12.32%	8.55%

Market Price Returns*

Strategic Global Income Fund, Inc.	–1.13%	20.53%	18.32%	13.25%

Lipper Global Income Funds Median**	–5.42%	16.26%	17.99%	11.69%

*	Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor’s shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends/distributions were reinvested at the net asset value on the payable dates. Market price returns assume that dividends/distributions were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of less than one year have not been annualized. Returns do not reflect taxes paid on dividends/distributions or brokerage commissions and taxes paid on the sale of Fund shares.

**	Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the Lipper Global Income Funds peer group.

Strategic Global Income Fund, Inc.

Portfolio Statistics (unaudited)

Characteristics*	5/31/05	11/30/04	5/31/04

Net Asset Value	$11.96	$13.12	$12.49

Market Price	$13.15	$14.60	$12.55

12-Month Dividend/Distribution	$2.0656	$1.2859	$1.2966

Monthly Dividend/Distribution at Period End	$0.1005	$0.1089	$0.1027

Net Assets (mm)	$218.4	$239.5	$228.1

Weighted Average Maturity	7.66 yrs.	6.63 yrs.	7.04 yrs.

Modified Duration	4.5%	4.0%	4.2%

Currency Exposure**	5/31/05	11/30/04	5/31/04

US Dollar Denominated	65.8%	53.2%	59.2%

Foreign Denominated	34.2	46.8	40.8

Total	100.0%	100.0%	100.0%

Credit Quality**	5/31/05	11/30/04	5/31/04

AAA	31.9%	35.3%	47.2%

AA	2.8	5.5	5.4

A	13.4	11.5	5.5

BBB	11.8	13.7	16.1

BB	10.5	11.4	12.2

B	9.5	9.2	6.9

CCC	3.9	4.0	2.9

Non-Rated	8.7	3.4	1.6

Cash Equivalents	6.0	3.5	1.4

Other assets, less liabilities	1.5	2.5	0.8

Total	100.0%	100.0%	100.0%

*	Prices and other characteristics will vary over time.

**	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), to individual portfolio holdings. S&P is an independent ratings agency.

Past performance is no guarantee of future results. The value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost.

Strategic Global Income Fund, Inc.

Portfolio Statistics (unaudited)

Top 10 Countries*	5/31/05		11/30/04		5/31/04

United States**	28.7%	United States**	26.8%	United States**	18.5%

Germany	10.7	Germany	9.6	Germany	11.4

Argentina	9.4	Brazil	6.9	France	7.2

Brazil	6.9	Russia**	6.1	Russia	7.5

Russia**	6.5	Argentina	5.2	Brazil	5.6

Mexico	3.8	Italy	5.1	Italy	4.9

France	3.8	France	4.6	Denmark	4.7

Malaysia	2.9	Mexico	4.3	Mexico	4.7

Austria	2.6	Canada	3.0	Australia	4.1

Italy	2.4	United Kingdom	2.8	Canada	3.7

Total	77.7%		74.4%		72.3%

*	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

**	Excludes cash, cash equivalents.

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

	Face
	Amount	Value

Bonds — 92.49%
U.S. Bonds — 28.70%
U.S. Corporate Bonds — 8.82%
Bank One Corp. (1)
7.875%, due 08/01/10	$2,000,000	$2,313,064
Bombardier Capital, Inc., 144A (1)
6.125%, due 06/29/06	1,000,000	1,005,000
C.S. First Boston USA, Inc. (1)
6.500%, due 01/15/12	2,000,000	2,212,886
General Electric Capital Corp. (1)
6.000%, due 06/15/12	2,000,000	2,175,196
General Motors Acceptance Corp.
6.875%, due 09/15/11	1,000,000	872,094
Hertz Corp.
7.625%, due 08/15/07	1,000,000	1,046,001
HSBC Finance Corp. (1)
6.750%, due 05/15/11	2,000,000	2,228,290
Kraft Foods, Inc. (1)
5.250%, due 06/01/07	1,000,000	1,019,886
Miller Brewing Co.,144A (1)
5.500%, due 08/15/13	1,000,000	1,034,578
Time Warner Cos., Inc. (1)
7.480%, due 01/15/08	1,000,000	1,076,864
Transocean, Inc.
6.625%, due 04/15/11	1,000,000	1,109,600
Viacom, Inc. (1)
6.625%, due 05/15/11	2,000,000	2,140,582
Washington Mutual, Inc.
5.625%, due 01/15/07	1,000,000	1,022,234

		19,256,275

Asset-Backed Securities — 7.01%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	658,706	668,642
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,645,152	1,693,222
Conseco Finance Securitizations Corp., 00-5, Class A4 (1)
7.470%, due 02/01/32	1,537,794	1,568,880
Conseco Finance Securitizations Corp., 00-5, Class A5 (1)
7.700%, due 02/01/32	5,000,000	5,056,247
GreenTree Financial Corp., 99-1, Class A5 (1)
6.110%, due 09/01/23	3,000,000	3,078,691
New York City Tax Lien, 04-AA, Class C, 144A (1)
3.960%, due 12/11/17	2,288,831	2,223,742

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

	Face
	Amount	Value

Asset-Backed Securities — (concluded)
Providian Gateway Master Trust, 04-AA, Class D, 144A †
4.940%, due 03/15/11	$1,000,000	$1,020,060

		15,309,484

Commercial Mortgage-Backed Securities — 3.61%
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	1,000,000	1,127,889
Commercial Mortgage Pass-Through Certificates,
01-FL5A, Class E, 144A †
4.590%, due 11/15/13	641,071	640,869
Commercial Mortgage Pass-Through Certificates,
01-FL5A, Class F, 144A †
3.748%, due 11/15/13	1,000,000	990,799
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	1,138,291	1,165,208
Four Times Square Trust, 00-4TS, Class A1, 144A
7.690%, due 04/15/15	887,461	963,902
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	903,660	928,587
Morgan Stanley Capital I, 96-WF1, Class A3, 144A †
7.702%, due 11/15/28	358,189	360,320
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2 (1)
7.200%, due 10/15/33	1,000,000	1,119,653
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	571,821	585,363

		7,882,590

Mortgage-Backed Securities — 5.85%
Bank of America Mortgage Securities, 02-9, Class 1A15 (1)
6.250%, due 10/25/32	5,920,158	5,905,686
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	773,072	804,301
Federal Home Loan Mortgage Corp. † (1)
4.621%, due 12/01/34	3,772,537	3,806,587
Federal National Mortgage Association †
4.954%, due 02/01/35	2,240,807	2,269,803

		12,786,377

U.S. Government Obligations — 3.41%
U.S. Treasury Bonds
6.250%, due 08/15/23	1,520,000	1,872,687
6.250%, due 05/15/30	1,225,000	1,567,282
8.750%, due 05/15/17	2,540,000	3,626,942

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

		Face
		Amount	Value

U.S. Government Obligations — (concluded)
U.S. Treasury Notes
4.750%, due 05/15/14		$360,000	$380,447

			7,447,358

Total U.S. Bonds			62,682,084

International Bonds — 63.79%
International Corporate Bonds — 5.87%
Argentina — 2.16%
Banco de Galicia y Buenos Aires
4.000%, due 01/01/14 ††		$2,870,000	2,324,413
6.290%, due 01/01/10 †		2,000,000	1,880,000
11.000%, due 01/01/19		525,313	514,806

			4,719,219

Malaysia — 2.94%
Johor Corp. †† (1)
1.000%, due 07/31/12	MYR	24,590,000	6,422,520

Mexico — 0.55%
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		$1,000,000	1,211,000

Netherlands — 0.22%
ING Bank NV
11.890%, due 12/30/09	UAH	2,070,000	472,212

Total International Corporate Bonds			12,824,951

Foreign Government Bonds — 57.92%
Argentina — 7.23%
Republic of Argentina
0.023%, due 12/31/33 @	ARS	10,110,000	3,461,286
2.000%, due 01/03/10		1,030,000	587,100
2.000%, due 01/03/16		$4,330,000	2,186,650
3.010%, due 08/03/12 † (2)		10,085,000	8,990,778
3.000%, due 04/30/13 †		710,000	559,125

			15,784,939

Austria — 2.57%
Republic of Austria
3.800%, due 10/20/13	EUR	3,395,000	4,391,830
5.875%, due 07/15/06		950,000	1,221,864

			5,613,694

Brazil — 6.87%
Brazil Real Credit-Linked Note @
12.246%, due 01/03/07		$2,089,419	1,603,051
Federal Republic of Brazil
8.875%, due 10/14/19		400,000	416,800
11.000%, due 08/17/40		850,000	1,009,375

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

		Face
		Amount	Value

Brazil — (concluded)
Federal Republic of Brazil, DCB †
4.313%, due 04/15/12		$461,161	$442,715
Federal Republic of Brazil, PAR † (1)
6.000%, due 04/15/24		12,040,000	11,528,300

			15,000,241

Colombia — 0.73%
Republic of Colombia
9.750%, due 04/09/11		$1,417,358	1,598,071

Ecuador — 1.55%
Republic of Ecuador ††
8.000%, due 08/15/30		$4,300,000	3,384,100

El Salvador — 0.37%
Republic of El Salvador
8.250%, due 04/10/32		$770,000	812,350

Finland — 1.75%
Government of Finland
5.000%, due 07/04/07	EUR	2,350,000	3,065,858
5.750%, due 02/23/11		530,000	756,687

			3,822,545

France — 3.79%
Republic of France
4.000%, due 04/25/13	EUR	900,000	1,182,007
4.250%, due 04/25/19		385,000	513,258
5.000%, due 07/12/05		2,870,000	3,554,822
5.000%, due 10/25/16		630,000	896,902
5.500%, due 04/25/07 (1)		1,620,000	2,123,869

			8,270,858

Germany — 10.74%
Deutsche Bundesrepublik
3.250%, due 04/17/09	EUR	3,075,000	3,902,502
3.500%, due 10/10/08		3,150,000	4,026,967
6.000%, due 01/04/07 (1)		10,795,000	14,123,221
6.250%, due 01/04/24		510,000	847,402
6.500%, due 07/04/27		315,000	547,591

			23,447,683

Indonesia — 0.22%
Republic of Indonesia, 144A
7.250%, due 04/20/15		$490,000	485,100

Italy — 2.43%
Republic of Italy (1)
4.750%, due 03/15/06	EUR	4,215,000	5,310,337

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

		Face
		Amount	Value

Mexico — 3.25%
United Mexican States
7.500%, due 04/08/33		$275,000	$315,425
8.300%, due 08/15/31 (1)		3,438,000	4,245,930
9.500%, due 12/18/14	MXN	28,000,000	2,538,406

			7,099,761

Netherlands — 1.67%
Government of Netherlands
4.000%, due 01/15/37	EUR	1,060,000	1,344,538
5.750%, due 02/15/07 (1)		1,765,000	2,311,837

			3,656,375

Poland — 2.08%
Republic of Poland
5.750%, due 06/24/08	PLN	15,060,000	4,542,468

Qatar — 2.42%
State of Qatar
9.750%, due 06/15/30		$3,450,000	5,287,125

Russia — 6.52%
Russian Federation
5.000%, due 03/31/30 ††		$5,470,000	6,009,889
5.000%, due 03/31/30, 144A ††		5,956,462	6,544,365
8.250%, due 03/31/10		1,550,000	1,691,437

			14,245,691

Slovakia — 1.22%
Republic of Slovakia @
3.763%, due 01/14/07	SKK	87,500,000	2,656,432

Turkey — 1.49%
Republic of Turkey
11.875%, due 01/15/30		$632,000	878,480
Turkish Credit-Linked Notes @
0.000%, due 04/27/07	TRL	2,955,619	2,366,445

			3,244,925

Ukraine — 0.56%
Republic of Ukraine
7.650%, due 06/11/13		$1,120,000	1,218,000

Venezuela — 0.46%
Republic of Venezuela
9.250%, due 09/15/27		$1,000,000	1,005,500

Total Foreign Government Bonds			126,486,195

Total International Bonds			139,311,146

Total Bonds (Cost $193,839,584)			201,993,230

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

	Number of Rights	Value

Rights — 0.04%
Mexico — 0.04%
United Mexican States Value Recovery Rights,
Series C, Expiration Date 06/30/05 (3)	1,615,000	$10,498
United Mexican States Value Recovery Rights,
Series D, Expiration Date 06/30/06 (3)	1,615,000	40,375
United Mexican States Value Recovery Rights,
Series E, Expiration Date 06/30/07 (3)	1,615,000	37,145

Total Rights (cost $0)		88,018

	Face
	Amount

Short-Term Investments — 6.02%
Russia — 2.21%
Time Deposit — 2.21%
Russia, Over the Counter time deposits (4)(5)*
3.000%, due 08/22/05	$2,350,000	2,313,407
3.500%, due 08/22/05	2,500,000	2,513,624

		4,827,031

United States — 3.81%
U.S. Government Obligations — 0.55%
U.S. Treasury Bills, 2.642%, due 07/21/05 †††	$1,200,000	1,195,743

	Shares

Other — 3.26% **
UBS Supplementary Trust — U.S. Cash Management
Prime Fund, 3.078% *	7,110,274	7,110,274

Total Short-Term Investments (Cost $13,155,871)		13,133,048

Total Investments — 98.55% (Cost $206,995,455)		215,214,296
Cash and other assets, less liabilities — 1.45%		3,157,898

Net Assets — 100.00%		$218,372,194

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
†	Reflects rate at May 31, 2005 on variable rate instruments.
††	Reflects rate at May 31, 2005 on step coupon rate instruments.
†††	Interest rate shown is the discounted rate at date of purchase.
@	Reflects annualized yield at May 31, 2005 on zero coupon bonds.
*	Interest rate reflects yield at May 31, 2005.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (US) Inc., Strategic Global Income Fund, Inc.’s advisor.
(1)	All or a portion of these securities have been pledged to cover open forward foreign currency contracts.
(2)	Bond interest in default.
(3)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At May 31, 2005, the value of these securities amounted to $4,827,031 or 2.21% of net assets.
(5)	Security represents a structured product denominated in U.S. dollars which has a foreign currency exposure to the Russian Ruble.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $15,268,735 or 6.99% of net assets.
$	USD
ARS	Argentina Peso
DCB	Debt Conversion Bond
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PAR	Par Bond
PLN	Polish Zloty
SKK	Slovakia Koruna
TRL	Turkish Lira
UAH	Ukraine Hryvnia

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Australian Dollar	12,500,000	USD	9,820,000	06/17/05	$352,477

Brazilian Real	2,145,312	USD	864,000	06/21/05	(25,064)

British Pound	4,990,000	USD	9,418,176	06/17/05	327,494

Euro	1,400,000	USD	1,836,100	06/17/05	106,583

Euro	3,140,000	USD	4,033,236	06/17/05	154,176

Euro	10,050,000	SEK	92,267,492	06/17/05	31,548

Japanese Yen	210,000,000	USD	2,040,856	06/17/05	93,460

New Zealand Dollar	10,200,000	USD	7,057,788	06/17/05	(131,554)

New Turkish Lira	3,847,599	USD	2,301,471	04/27/07	(233,596)

Swedish Krona	28,900,000	USD	4,082,411	06/17/05	183,761

Thai Baht	45,000,000	USD	1,154,734	06/17/05	45,862

United States Dollar	7,092,384	AUD	9,600,000	06/17/05	178,673

United States Dollar	2,791,942	EUR	2,080,000	06/17/05	(222,374)

United States Dollar	1,959,926	EUR	1,440,000	06/17/05	(180,994)

United States Dollar	1,307,830	EUR	1,000,000	06/17/05	(72,461)

United States Dollar	1,756,553	EUR	1,350,000	06/17/05	(88,804)

United States Dollar	26,648,773	JPY	2,780,000,000	06/17/05	(868,963)

United States Dollar	4,312,518	SEK	30,800,000	06/17/05	(157,555)

United States Dollar	9,612,460	SGD	15,800,000	06/17/05	(110,913)

United States Dollar	9,732,053	THB	385,000,000	06/17/05	(245,029)

Total net unrealized depreciation on forward foreign currency contracts					$(863,273)

Currency Type Abbreviations:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Strategic Global Income Fund, Inc.

Portfolio of Investments — May 31, 2005 (unaudited)

Industry Diversification
As a Percent of Net Assets
As of May 31, 2005

Bonds
U.S. Bonds
U.S. Corporate Bonds
Beverages	0.47%
Commercial Banks	1.06
Consumer Finance	1.88
Diversified Financial Services	2.01
Energy Equipment & Services	0.51
Food Products	0.47
Media	1.47
Road & Rail	0.48
Thrifts & Mortgage Finance	0.47

Total U.S. Corporate Bonds	8.82
Asset-Backed Securities	7.01
Commercial Mortgage-Backed Securities	3.61
Mortgage-Backed Securities	5.85
U.S. Government Obligations	3.41

Total U.S. Bonds	28.70
International Bonds
International Corporate Bonds
Capital Markets	2.94
Commercial Banks	2.38
Oil, Gas & Consumable Fuels	0.55

Total International Corporate Bonds	5.87
Foreign Government Bonds	57.92

Total International Bonds	63.79
Total Bonds	92.49
Rights	0.04
Short-Term Investments	6.02

Total Investments	98.55
Cash and Other Assets, Less Liabilities	1.45

Net Assets	100.00%

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Statement of Assets and Liabilities — May 31, 2005 (unaudited)

Assets:

Investments in securities of unaffiliated issuers, at value
(cost - $199,885,181)	$208,104,022

Investments in securities of a related entity, at value
(cost - $7,110,274)	7,110,274

Cash	18,113

Foreign currency, at value (cost - $107,420)	106,781

Receivable for investments sold	1,168,595

Interest receivable	2,956,065

Unrealized appreciation on forward foreign currency contracts	1,474,034

Other assets	8,241

Total assets	220,946,125

Liabilities:

Unrealized depreciation on forward foreign currency contracts	2,337,307

Payable for investment advisory and administration fees	183,043

Director’s fees payable	3,805

Accrued expenses and other liabilities	49,776

Total liabilities	2,573,931

Net Assets:

Capital Stock - $0.001 par value;100,000,000 shares authorized; 18,258,828 shares issued and outstanding	209,447,866

Distributions in excess of net investment income	(4,282,609)

Accumulated net realized gain from investment transactions	5,909,515

Net unrealized appreciation of investments, forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	7,297,422

Net assets	$218,372,194

Net asset value per share	$11.96

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Statement of Operations

For the Six Months Ended May 31, 2005 (unaudited)

Investment income:

Interest income net of foreign withholding taxes of $17,133 (includes $94,507 from a related entity)
$6,070,204

Expenses:

Investment advisory and administration fees	1,123,880

Custody and accounting fees	89,911

Professional fees	38,393

Reports and notices to shareholders	24,705

Directors’ fees	8,743

Transfer agency fees	2,011

Other expenses	15,692

Total expenses	1,303,335

Net investment income	4,766,869

Realized and unrealized gains (losses) from investment activities:

Net realized gains/(losses) from:

Investment transactions †	5,259,586

Foreign currency transactions	816,008

Futures	(163,741)

Net change in unrealized appreciation/depreciation of:

Investments	(5,921,403)

Other assets, liabilities and forward foreign currency contracts	199,751

Net realized and unrealized gains from investment activities	190,201

Net increase in net assets resulting from operations	$4,957,070

† Net of $30,843 deferred country taxes.

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2005 (unaudited)	For the Year Ended November 30, 2004

From operations:

Net investment income	$4,766,869	$9,936,485

Net realized gains from investment transactions	5,259,586	11,990,912

Net realized gains from futures and foreign currency transactions	652,267	19,450,049

Net change in unrealized appreciation/depreciation of:

Investments	(5,921,403)	(14,265,005)

Other assets, liabilities and forward foreign currency contracts	199,751	(197,265)

Net increase in net assets resulting from operations	4,957,070	26,915,176

Dividends and distributions to shareholders from:

Net investment income and net realized gains from foreign currency transactions	(14,672,794)[1]	(23,479,026)

Net realized gains	(11,450,111)	–

Total dividends and distributions to shareholders	(26,122,905)	(23,479,026)

Net increase (decrease)in net assets	(21,165,835)	3,436,150

Net assets:

Beginning of period	239,538,029	236,101,879

End of period	$218,372,194	$239,538,029

Undistributed (distributions in excess of) net investment income	($4,282,609)	$5,623,316

1	The actual sources of the Fund’s fiscal year 2005 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2005 fiscal year.

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

Strategic Global Income Fund, Inc. (the “Fund”) was incorporated in Maryland on November 15, 1991 and is registered with the Securities and Exchange Commission, as a closed-end, non-diversified management investment company. The Fund’s shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments — The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars using the WM/Reuters closing spot rates as of 4:00 pm London time. For purposes of calculating the U.S. dollar equivalent value of non-U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of the Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund’s portfolio are presented at the foreign exchange rates at the end of the Fund’s fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Forward Foreign Currency Contracts—The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

Futures Contracts—The Fund may use financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign fixed income markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value.

Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Dividends and Distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from the U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments,

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment Advisor and Administrator and Other Transactions with Related Entities

The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.00% of the Fund’s average weekly net assets.

The Fund invests in shares of the UBS Supplementary Trust— U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., a related entity of UBS Global AM.

The Fund pays no management fees to Supplementary Trust. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations.

Amounts relating to those investments at May 31, 2005 and for the period then ended are summarized as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets

UBS Supplementary Trust —
U.S. Cash Management Prime Fund	$84,196,880	$83,047,071	$94,507	$7,110,274	3.26%

Additional Information Regarding Compensation to Affiliate of a Board Member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM may execute Fund portfolio transactions through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended May 31, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $4,052,928. Morgan Stanley received compensation in connection with these

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 18,258,828 shares outstanding at May 31, 2005. For the six months ended May 31, 2005 and the year ended November 30, 2004, the Fund did not repurchase any shares of common stock.

For the period September 17, 1998 (commencement of repurchase program) through November 30, 2001, the Fund repurchased 3,148,300 shares of common stock at an average market price per share of $10.74 and a weighted average discount from net asset value of 12.54%. At May 31, 2005, paid-in-capital has been reduced by the cost of $34,013,476 of capital stock repurchased.

Purchase and Sales of Securities

For the six months ended May 31, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $146,680,685 and $167,265,260, respectively.

Federal Tax Status

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended November 30, 2004 was as follows:

Distributions paid from:	2004

Net investment income	$23,479,026

At November 30, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$11,552,421

Undistributed long-term capital gains	5,773,744

Other loss deferrals	(532,637)

Net unrealized appreciation	13,296,635

Total accumulated earnings	$30,090,163

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending November 30, 2005.

During the fiscal year ended November 30, 2004, the Fund had no capital loss carry-forwards to offset current year gains.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and components of net unrealized appreciation of investments at May 31, 2005 were as follows:

Tax cost of investments	$206,995,455

Gross appreciation (investments having an excess of value over cost)	11,504,980

Gross depreciation (investments having an excess of cost over value)	(3,286,139)

Net unrealized appreciation of investments	$8,218,841

To reflect reclassifications arising from permanent “book/tax” differences for the year ended November 30, 2004, accumulated undistributed net investment income was increased by $19,993,188 and accumulated net realized gain from investment activities was decreased by $19,993,188. These differences were primarily due to tax treatment of foreign currency transactions, paydown gains and losses and premium adjustments for certain debt obligations.

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Strategic Global Income Fund, Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the Six
	Months Ended		For the Years Ended November 30,
	May 31, 2005
	(unaudited)		2004	2003	2002†	2001	2000

Net asset value, beginning of period	$13.12		$12.93	$12.15	$11.99	$11.92	$12.56

Net investment income	0.26		0.54	0.53	0.52	0.72	0.85 @

Net realized and unrealized gains (losses) from investments and foreign currency transactions	0.01		0.94	1.53	0.83	0.55	(0.41)@

Net increase from investment operations	0.27		1.48	2.06	1.35	1.27	0.44

Dividends from net investment income and net realized gains from foreign currency transactions	(0.80	)(2)	(1.29)	(0.78)	(0.57)	(0.55)	(0.29)

Distributions from net realized gains from investment transactions	(0.63)		–	(0.33)	(0.22)	–	–

Distributions from paid-in-capital	–		–	(0.17)	(0.40)	(0.66)	(0.84)

Distributions in excess of net investment income	–		–	–	–	–	(0.08)

Total dividends and distributions to shareholders	(1.43)		(1.29)	(1.28)	(1.19)	(1.21)	(1.21)

Net increase in net asset value resulting from repurchase of common stock	–		–	–	–	0.01	0.13

Net asset value, end of period	$11.96		$13.12	$12.93	$12.15	$11.99	$11.92

Market price per share, end of period	$13.15		$14.60	$14.44	$12.84	$11.40	$10.13

Total investment return[1]	(1.13)%		10.89%	23.18%	24.39%	25.34%	13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,372		$239,538	$236,102	$221,928	$218,962	$219,674

Expenses to average net assets	1.16	%*	1.16%	1.19%	1.18%	1.19%	1.19%

Net investment income to average net assets	4.23	%*	4.21%	4.15%	4.37%	5.94%	6.89%

Portfolio turnover rate	69%		189%	49%	51%	29%	53%

Strategic Global Income Fund, Inc.

Financial Highlights

*	Annualized.
@	Calculated using average monthly shares outstanding for the year.
1	Total investment return is calculated assuming a $10,000 purchase of common stock at the market price on the first day of each period reported and a sale at the market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or sale of Fund shares.
2	The actual source of the Fund’s fiscal year 2005 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2005 fiscal year.
†	As required, effective as of December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premiums on debt securities for financial statement reporting purposes only. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains from investment and foreign currency activities per share by $0.06, and decrease the ratio of net investment income to average net assets from 4.82% to 4.37%. Per share ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

Strategic Global Income Fund, Inc.

General Information (unaudited)

The Fund

Strategic Global Income Fund, Inc. (the “Fund”) is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund’s investment advisor and administrator is UBS Global Asset Management (US) Inc. (“UBS Global AM”), an indirect wholly owned asset management subsidiary of UBS AG, which had over $50.7 billion in assets under management as of March 31, 2005.

Shareholder Information

The Fund’s NYSE trading symbol is “SGL.” Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron’s, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on March 17, 2005. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, Richard R. Burt, Meyer Feldberg, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

To Vote for or againstthe election of:	Shares Voted For	Shares Withhold Authority

Margo N. Alexander	13,408,397.791	131,914.541

Richard Q. Armstrong	13,409,094.428	131,217.904

David J. Beaubien	13,403,855.428	136,456.904

Richard R. Burt	13,407,545.428	132,766.904

Meyer Feldberg	13,398,506.428	141,805.904

Carl W. Schafer	13,391,285.428	149,026.904

William D. White	13,388,785.791	151,526.541

To the best of the Fund’s knowledge, there were no “broker non-votes.” (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

Quarterly Form N-Q Portfolio Schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the

Strategic Global Income Fund, Inc.

General Information (unaudited)

SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

Proxy Voting Policies and Procedures and Record

You may obtain a description of the Fund’s proxy voting policies and procedures (and information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2004), without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Dividend Reinvestment Plan

The Fund’s Board has established a Dividend Reinvestment Plan (the “Plan”) under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund’s transfer agent and should include the shareholder’s name and address as they appear on that share certificate or in the transfer agent’s records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund’s market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing

Strategic Global Income Fund, Inc.

General Information (unaudited)

the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent’s fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent’s open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan may also be amended or terminated by the transfer agent by at least 30 days’ written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

Distribution Policy

The Fund’s Board adopted a managed distribution policy in May 1998, which was revised effective January 2000 and again May 2005. Pursuant to the policy as in effect from January 2000 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 10% of the Fund’s net asset value, as determined as of the last trading day during the first week of that month (usually a Friday, unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distributions pursuant to the policy from 10% to 8% effective beginning with the June 2005 monthly distribution. From May 31, 1998, through January 2000, the Fund’s managed distribution was 8% of the Fund’s net asset value as determined as of the last trading day during the first week of the month. Prior to May 31, 1998, the Fund’s distributions varied based on the Fund’s net investment income and realized capital gains or losses. The Fund’s Board may change or terminate the managed distribution policy at any time; any such change or termination may have an adverse effect on the market price for the Fund’s shares.

To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end

Strategic Global Income Fund, Inc.

General Information (unaudited)

of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes. From time to time, the Fund may project that a portion of a monthly distribution may consist of a return of capital based on information available at that time. Such an estimate is subject to change based on the Fund’s investment experience during the remainder of its fiscal year. The actual sources of the Fund’s distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. The actual amounts attributable to each of the sources will be reported to each shareholder in January of a year on Form 1099-DIV.

Monthly distributions based on a fixed percentage of the Fund’s net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund’s Board will reassess the annualized percentage of net assets at which the Fund’s monthly distributions will be made no less frequently than annually.

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Directors

Richard Q. Armstrong
Chairman

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

Principal Officers

W. Douglas Beck	John Penicook
President	Vice President

Mark F. Kemper	Uwe Schillhorn
Vice President and Secretary	Vice President

Thomas Disbrow
Vice President and Treasurer

Investment Advisor and Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

(C) 2005 UBS Global Asset Management (US) Inc.
     All rights reserved.

          UBS Global Asset Management (US) Inc.
          51 West 52nd Street
          New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant’s equity securities made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2)	Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3)

Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – The registrant has not engaged in such a solicitation during the period covered by this report.

(b)		Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 8, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	August 8, 2005